068-P2 08/25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS (THE “TRUST”)
SUPPLEMENT DATED AUGUST 1, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI’)
EACH DATED OCTOBER 1, 2024, OF
K2 ALTERNATIVE STRATEGIES FUND (THE “FUND”)

This supplement replaces the supplement dated May 30, 2025.

On or about January 1, 2026, the investment management services provided by K2/D&S Management Co., L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, will be transferred to Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers will assume the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. Employees of K2 Advisors who currently provide investment management and investment-related services to the Fund will become employees of Advisers and will continue to provide the same investment management and investment-related services to the Fund under the same investment management fee schedule. Upon the transfer of the investment management agreement to Advisers, the current sub-advisory agreement between K2 Advisors and Advisers for the Fund will be terminated. This transfer will not involve a change in actual control or management of the Fund’s investment manager and the same individuals will continue to provide portfolio management services to the Fund. Because there is no actual change in control or management of the investment manager, this transfer does not constitute an “assignment” of the investment management agreement or the sub-advisory agreements for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

In connection with the transfer of investment management services to Advisers described above, the Board of Trustees of the Trust approved a change to the Fund’s name, effective January 30, 2026, from K2 Alternative Strategies Fund to “Franklin Alternative Strategies Fund”.

1. Therefore, effective January 1, 2026, the Summary Prospectus, Prospectus and SAI of the Fund are amended as follows:

a. The following replaces the “Investment Manager” and “Portfolio Managers” sections in the Summary Prospectus and the “Fund Summary” section of the Prospectus:

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Robert Christian

Portfolio Manager of Advisers and portfolio manager of the Fund since 2014.

Lillian C. Knight, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since June 2024.

Art Vinokur, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since June 2024.

b. The following replaces the first paragraph under the “Fund Details - Management” section of the Prospectus:

On January 1, 2026, the investment management services provided by K2/D&S Management Co., L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, will be transferred to Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers will assume the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. Employees of K2 Advisors who currently provide investment management and investment-related services to the Fund will become employees of Advisers and will continue to provide the same investment management and investment-related services to the Fund under the same investment management fee schedule. Upon the transfer of the investment management agreement to Advisers, the current sub-advisory agreement between K2 Advisors and Advisers for the Fund will be terminated.

Franklin Advisers, Inc. (Advisers or investment manager), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund’s investment manager. Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. (Resources). Together, Advisers and its affiliates manage, as of June 1, 2025, approximately $1.61 trillion in assets, and have been in the investment management business since 1947.

c. The following replaces the information regarding the Fund’s portfolio managers under the “Fund Details – Management” section of the Prospectus:

Robert Christian, Portfolio Manager of Advisers

Mr. Christian has been a portfolio manager of the Fund since 2014. He joined Advisers in 2026, and joined K2/D&S Management Co., L.L.C. (“K2 Advisors”), the Fund’s previous investment manager and affiliate of Advisers, in 2010.

Lillian C. Knight, CFA Portfolio Manager of Advisers

Ms. Knight has been a portfolio manager of the Fund since June 2024. She joined Advisers in 2026, and joined K2 Advisors, the Fund’s previous investment manager and affiliate of Advisers, in 2004.

Art Vinokur, CFA Portfolio Manager of Advisers

Mr. Vinokur has been a portfolio manager of the Fund since June 2024. He joined Advisers in 2026, and joined K2 Advisors, the Fund’s previous investment manager and affiliate of Advisers, in 2004.

d. The reference to “Franklin Advisers, Inc.” in the list of sub-advisors under the “Fund Details - Management” section of the Prospectus is removed in its entirety.

e. In the remainder of the Prospectus and in the SAI, all references to “K2/D&S Management Co., L.L.C.” and “K2 Advisors” as they relate to the investment manager of the Fund are replaced with “Franklin Advisers, Inc.” and “Advisers” respectively.

f. In the SAI, the following replaces the “Principal Occupation During at Least the Past 5 Years” for Robert Christian in the

table under the “Officers and Trustees – Interested Board Members and Officers” section:

Principal Occupation During at Least the Past 5 Years:

Portfolio Manager of Advisers and officer of certain funds in the Franklin Templeton fund complex; Senior Vice President; Head of Absolute Return Portfolio Management, K2 Advisors.

g. In the SAI, the following is added as the first paragraph under the “Management and Other Services” section:

On January 1, 2026, the investment management services provided by K2/D&S Management Co., L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, will be transferred to Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Franklin Advisers will assume the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. Employees of K2 Advisors who currently provide investment management and investment-related services to the Fund will become employees of Franklin Advisers and will continue to provide the same investment management and investment-related services to the Fund under the same investment management fee schedule. Upon the transfer of the investment management agreement to Advisers, the current sub-advisory agreement between K2 Advisors and Advisers for the Fund will be terminated. References to Advisers as it relates to the investment manager of the Fund in the remainder of this SAI relate to Advisers and K2 Advisors as its predecessor.

h. The following replaces the first sentence of the paragraph under the “Management and Other Services – Investment manager and services provided” section in the SAI:

The Fund's investment manager is Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403.

i. The paragraph describing “Franklin Advisers, Inc.” under the “Management and Other Services – Sub-Advisors” section of the SAI is removed in its entirety.

j. The K2 Proxy Voting Policy and Procedures included as Appendix A to the Fund’s SAI is removed.

2. Effective January 30, 2026, all references to “K2 Alternative Strategies Fund” in the Summary Prospectus, Prospectus and SAI are changed to “Franklin Alternative Strategies Fund.”

3. Effective May 30, 2025, the following is added to the section titled “Goal, Strategies and Risks - Glossary of Investments, Techniques, Strategies and Their Risks” in the Fund’s SAI:

Business development companies (BDCs). BDCs are a less common type of closed-end fund regulated under the 1940 Act. BDCs more closely resemble operating companies than closed-end investment companies and may use leverage. BDCs typically invest in small, developing, financially troubled, private companies or other companies that may have value that can be realized over time, often with managerial assistance. BDCs realize operating income when their investments are sold off, and therefore maintain complex organizational, operational, tax and compliance requirements. Additionally, a BDC’s expenses are not direct expenses paid by Fund shareholders and are not used to calculate a fund’s net asset value. SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds a BDC will thus overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses. Shareholders would also be exposed to the risks associated not only with the investments of the fund but also with the portfolio investments of the underlying investment companies.

Please retain this supplement for future reference.